Fair Value Measurements (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents		$ 25,128,000	$ 10,582,000
Liabilities
Warrant liability	849,000	450,000
Recurring basis | Level 1
Assets
Cash and cash equivalents		5,003,000	10,582,000
Money market		20,125,000
Assets fair value		25,128,000	10,582,000
Recurring basis | Level 2
Assets
Marketable securities	14,755,000
Assets fair value		31,580,000	7,969,000
Recurring basis | Level 2 | Domestic corporate debt securities
Assets
Marketable securities	1,757,000	10,254,000	5,020,000
Recurring basis | Level 2 | Domestic corporate commercial paper
Assets
Marketable securities	12,998,000	18,998,000	2,949,000
Recurring basis | Level 2 | U.S Government Securities
Assets
Marketable securities		2,328,000
Recurring basis | Level 3
Assets
Stock dividend asset	2,682,000	3,379,000
Assets fair value		3,379,000
Liabilities
Warrant liability	849,000	450,000
Other liability	21,092,000	10,470,000
Total liabilities carried at fair value	21,941,000	10,920,000
Recurring basis | Estimated Fair Value
Assets
Cash and cash equivalents		5,003,000	10,582,000
Money market		20,125,000
Stock dividend asset	2,682,000	3,379,000
Assets fair value	17,437,000	60,087,000	18,551,000
Liabilities
Warrant liability	849,000	450,000
Other liability	21,092,000	10,470,000
Total liabilities carried at fair value	21,941,000	10,920,000
Recurring basis | Estimated Fair Value | Domestic corporate debt securities
Assets
Marketable securities	1,757,000	10,254,000	5,020,000
Recurring basis | Estimated Fair Value | Domestic corporate commercial paper
Assets
Marketable securities	12,998,000	18,998,000	2,949,000
Recurring basis | Estimated Fair Value | U.S Government Securities
Assets
Marketable securities		$ 2,328,000